Fair Value of Financial Instruments Fair Value of Fiancial Instuments (Tables)	9 Months Ended
Sep. 30, 2017
Fair Value Disclosures [Abstract]
Fair Value, by Balance Sheet Grouping [Table Text Block]
The carrying amount and fair value of financial instruments at September 30, 2017 and December 31, 2016 were as follows (in thousands):

	September 30, 2017		December 31, 2016
	Carrying value	Fair Value	Carrying value	Fair Value
Financial assets:
Cash and cash equivalents	$62,395	$62,395	$101,734	$101,734

Financial liabilities:
Secured bank loans	442,478	442,478	507,273	507,273
Unsecured Senior Notes	72,593	73,625	72,199	65,850